April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.5%
Transportation — 0.5%
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	$3,270	$ 3,145,064
New Jersey — 140.3%
Corporate — 2.0%
New Jersey Economic Development Authority, ARB
Series A, AMT, 5.63%, 11/15/30	1,730	1,731,278
Series B, AMT, 5.63%, 11/15/30	6,900	6,902,635
New Jersey Economic Development Authority, RB
AMT, 4.00%, 08/01/59	1,000	835,303
AMT, 5.00%, 08/01/59	3,750	3,669,543
		13,138,759
County/City/Special District/School District — 23.3%
Casino Reinvestment Development Authority, Inc., RB
Series B, (AGC), 5.00%, 11/01/43	680	699,468
Series B, (AGC), 5.00%, 11/01/44	755	772,239
Casino Reinvestment Development Authority, Inc., Refunding RB
Series A, (AGC), 5.00%, 11/01/41	1,000	1,040,099
Series A, (AGC), 5.00%, 11/01/42	395	408,863
City of Bayonne New Jersey, Refunding GO, (BAM SAW), 5.00%, 07/01/26(c)	2,425	2,475,062
City of Hoboken New Jersey, Refunding GO, Series A, 4.00%, 03/10/26	5,000	5,031,580
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	3,390	3,401,057
Clifton Board of Education, GO
(AGM), 2.00%, 08/15/41	6,150	3,956,237
(AGM), 2.25%, 08/15/46	6,150	3,747,799
County of Essex New Jersey, GO, Series B, 3.00%, 09/01/46	1,700	1,327,079
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,019,432
Essex County Improvement Authority, Refunding RB
(NPFGC GTD), 5.50%, 10/01/27	250	263,951
(NPFGC GTD), 5.50%, 10/01/28	9,380	10,096,155
(NPFGC GTD), 5.50%, 10/01/29	8,505	9,314,613
Ewing Township Board of Education, GO
4.00%, 07/15/38	2,660	2,653,266
4.00%, 07/15/39	2,320	2,279,170
Hudson County Improvement Authority, RB
5.00%, 05/01/46	5,655	5,659,821
Series A-1, (NPFGC GTD), 0.00%, 12/15/32(d)	1,000	746,818
Mercer County Improvement Authority, RB, 5.00%, 09/01/40	2,480	2,490,059
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(c)	6,305	6,716,764
Series A, (NPFGC), 5.25%, 07/01/25(e)	950	953,082
Series A, (NPFGC), 5.25%, 07/01/26(e)	1,415	1,449,922
Series B, 6.50%, 04/01/31	2,995	3,068,120
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	4,040	3,501,403
3.50%, 04/01/42	3,030	2,547,846
AMT, 3.00%, 08/01/41	19,020	14,545,918
AMT, 3.00%, 08/01/43	23,960	17,663,268
Security	Par (000)	Value
County/City/Special District/School District (continued)
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	$2,663	$ 2,723,372
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/42	1,500	1,165,928
Union County Improvement Authority, Refunding RB, 5.00%, 03/01/34	890	964,687
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	35,845	36,064,024
		150,747,102
Education — 23.6%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	2,250	2,053,827
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	780	806,748
Gloucester County Improvement Authority, RB
5.00%, 07/01/44	1,985	1,970,574
(BAM), 5.00%, 07/01/49	6,400	6,514,410
(BAM), 5.00%, 07/01/54	7,450	7,543,697
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	3,125	3,206,913
New Jersey Economic Development Authority, RB
6.00%, 10/01/33	4,300	4,309,179
Series A, 5.00%, 07/01/27(b)	210	210,204
Series A, 5.13%, 11/01/29(b)	135	136,605
Series A, 5.00%, 01/01/35	2,000	1,959,596
Series A, 5.25%, 07/01/37(b)	1,030	992,186
Series A, 5.00%, 07/01/38	350	344,510
Series A, 6.25%, 11/01/38(b)	440	454,221
Series A, 5.38%, 07/01/47(b)	1,685	1,516,115
Series A, 5.00%, 12/01/48	4,475	4,492,739
Series A, 5.00%, 06/15/49(b)	1,700	1,603,748
Series A, 5.00%, 01/01/50	1,235	1,116,454
Series A, 5.00%, 07/01/50	905	820,951
Series A, 6.50%, 11/01/52(b)	2,490	2,544,805
Series A, 5.25%, 11/01/54(b)	4,040	3,442,244
Series WW, 5.00%, 06/15/25(c)	8,615	8,631,408
Series WW, 5.25%, 06/15/25(c)	8,755	8,774,067
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	6,270	6,401,121
(AGM), 5.00%, 06/01/42	810	821,688
Series A, 4.25%, 09/01/27(b)	135	134,641
Series A, 5.63%, 08/01/34(b)	630	630,066
Series A, 5.00%, 09/01/37(b)	805	803,139
Series A, 5.88%, 08/01/44(b)	1,070	1,064,674
Series A, 6.00%, 08/01/49(b)	555	550,170
Series A, 5.13%, 09/01/52(b)	1,700	1,588,440
New Jersey Educational Facilities Authority, RB
Series B, 5.25%, 03/01/54	30,470	32,626,196
Series C, (AGM), 3.25%, 07/01/49	1,060	818,637
New Jersey Educational Facilities Authority, Refunding RB
Series A, 4.00%, 07/01/47	2,100	1,853,071
Series D, 5.00%, 07/01/38	1,000	1,000,157
Series D, 5.00%, 07/01/43	600	599,927
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	1,575	1,517,702
Series B, AMT, 4.25%, 12/01/45	3,970	3,867,491
Sub-Series C, AMT, 4.00%, 12/01/48	3,210	2,646,350

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
New Jersey Higher Education Student Assistance Authority, RB (continued)
Series C, AMT, Subordinate, 5.00%, 12/01/53	$985	$ 891,266
Series C, AMT, Subordinate, 5.25%, 12/01/54	1,825	1,720,805
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 3.00%, 12/01/32	4,635	4,210,699
Series B, AMT, 4.00%, 12/01/41	2,550	2,465,915
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,422,252
Series C, AMT, Subordinate, 5.00%, 12/01/52	18,705	17,743,883
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/40	3,000	3,006,113
Passaic County Improvement Authority, RB
Series A, 5.00%, 01/01/55	700	646,503
Series A, 5.00%, 01/01/60	500	456,490
		152,932,597
Health — 10.8%
Middlesex County Improvement Authority, RB, (AMBAC), 5.50%, 09/01/30	365	365,188
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	1,230	1,251,042
5.00%, 01/01/39	1,980	1,981,544
5.00%, 01/01/49	1,500	1,391,214
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	2,000	2,013,430
2.38%, 07/01/46	3,735	2,287,244
4.00%, 07/01/47	5,555	4,868,773
3.00%, 07/01/51	18,100	13,312,323
4.00%, 07/01/51	10,000	8,952,354
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	2,820	2,823,329
5.00%, 07/01/29	715	715,753
5.00%, 07/01/34	2,190	2,218,860
4.00%, 07/01/41	3,000	2,753,429
Series A, 4.00%, 07/01/43	3,500	3,220,836
Series A, 5.00%, 07/01/43	8,600	8,667,379
Series A, 4.13%, 07/01/54	4,120	3,627,132
Series A, 5.25%, 07/01/54	8,910	9,228,010
		69,677,840
Housing — 4.6%
New Jersey Housing & Mortgage Finance Agency, RB
5.25%, 12/20/65	2,055	2,139,258
Series A, (AGM), 5.00%, 05/01/27	820	820,512
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
Series A, (FHLMC), 4.55%, 05/01/41	1,580	1,581,658
Series A, Sustainability Bonds, (HUD SECT 8), 4.35%, 05/01/45	395	383,723
Series A, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	470	458,260
Series A, Sustainability Bonds, (HUD SECT 8), 4.55%, 05/01/55	1,100	1,054,392
Series A, Sustainability Bonds, (HUD SECT 8), 4.60%, 05/01/60	785	749,983
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.35%, 05/01/45	785	777,542
Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing (continued)
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	$750	$ 731,234
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.55%, 05/01/55	1,570	1,504,823
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.60%, 05/01/60	920	879,307
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	2,995	2,030,451
Series K, Sustainability Bonds, 4.70%, 10/01/50	2,180	2,140,730
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.45%, 11/01/45	860	604,314
Series A, 4.00%, 11/01/48	675	602,492
Series A, (HUD SECT 8), 2.55%, 11/01/50	780	513,810
Series A, 4.10%, 11/01/53	400	358,792
Series D, AMT, 4.25%, 11/01/37	2,940	2,884,178
Series D, AMT, 4.35%, 11/01/42	1,000	944,903
Series A, Sustainability Bonds, (HUD SECT 8), 2.65%, 11/01/46	1,150	815,422
Series A, Sustainability Bonds, (HUD SECT 8), 2.70%, 11/01/51	1,150	779,742
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series A, 3.75%, 10/01/35	5,295	5,057,469
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,001,765
		29,814,760
State — 42.4%
Garden State Preservation Trust, RB(d)
Series B, (AGM), 0.00%, 11/01/25	10,000	9,841,421
Series B, (AGM), 0.00%, 11/01/26	6,000	5,714,764
Series B, (AGM), 0.00%, 11/01/27	4,000	3,676,588
Series B, (AGM), 0.00%, 11/01/28	4,540	4,016,669
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	10,690	10,832,730
4.00%, 11/01/44	4,715	4,202,826
4.00%, 06/15/49	5,310	4,627,347
5.00%, 06/15/49	2,700	2,716,650
Series A, (NPFGC), 5.25%, 07/01/25	7,915	7,937,062
Series A, (NPFGC), 5.25%, 07/01/26	6,085	6,214,888
Series A, 5.00%, 06/15/42	2,000	2,013,560
Series B, 5.00%, 06/15/35	3,750	3,872,670
Series B, 5.00%, 06/15/43	3,470	3,516,274
Series EEE, 5.00%, 06/15/48	2,850	2,865,372
New Jersey Economic Development Authority, Refunding RB
4.00%, 07/01/46	5,025	4,625,071
Series N-1, (NPFGC), 5.50%, 09/01/27	1,000	1,045,959
Sub-Series A, 4.00%, 07/01/32	5,000	4,799,476
Sub-Series A, 5.00%, 07/01/33	5,050	5,085,965
Sub-Series A, 4.00%, 07/01/34	9,420	8,896,172
New Jersey Educational Facilities Authority, RB, Series A, 5.25%, 09/01/53	2,445	2,512,770
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	785	811,185
5.25%, 06/15/46	385	397,276
4.50%, 06/15/49	2,985	2,777,982
Series AA, 5.25%, 06/15/34	1,305	1,306,610
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series AA, 4.00%, 06/15/36	$2,565	$ 2,516,241
Series AA, 5.25%, 06/15/41	5,000	5,001,484
Series AA, 4.00%, 06/15/45	13,625	12,249,986
Series AA, 5.00%, 06/15/45	5,000	5,084,969
Series AA, 4.00%, 06/15/50	10,535	9,146,923
Series BB, 4.00%, 06/15/44	5,100	4,581,646
Series BB, 4.00%, 06/15/50	9,100	8,118,133
Series BB, 5.25%, 06/15/50	19,575	20,278,354
Series C, (AGM), 0.00%, 12/15/32(d)	14,050	10,567,656
Series C, (AMBAC), 0.00%, 12/15/35(d)	8,300	5,365,227
Series C, (AMBAC), 0.00%, 12/15/36(d)	7,210	4,437,542
Series CC, 5.25%, 06/15/55	15,190	15,759,821
Series S, 5.00%, 06/15/33	2,450	2,550,681
Series S, Class BB, 5.00%, 06/15/36	3,750	3,970,497
Series S, Class BB, 4.00%, 06/15/37	1,550	1,513,682
Series S, Class BB, 4.00%, 06/15/40	6,000	5,671,187
Series S, Class BB, 4.00%, 06/15/50	8,290	7,333,643
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	6,000	3,878,511
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	4,795	4,464,576
Series A, 4.00%, 06/15/35	1,605	1,588,478
Series A, 4.00%, 06/15/36	3,695	3,633,565
Series A, 5.25%, 06/15/41	4,000	4,240,729
Series AA, 4.25%, 06/15/44	6,170	5,793,973
South Jersey Port Corp., ARB
Series A, 5.00%, 01/01/49	4,150	4,149,773
Series B, AMT, 5.00%, 01/01/42	12,870	12,581,112
State of New Jersey, GO, 5.00%, 06/01/38	5,085	5,349,626
		274,135,302
Tobacco — 9.0%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	4,695	4,784,928
Series A, 5.00%, 06/01/46	8,910	8,854,057
Series A, 5.25%, 06/01/46	6,500	6,528,263
Sub-Series B, 5.00%, 06/01/46	40,035	38,329,841
		58,497,089
Transportation — 19.0%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	7,800	8,049,828
Class A, 5.00%, 11/01/52	6,000	6,086,883
AMT, (AGM), 5.00%, 01/01/31	1,000	1,004,513
AMT, 5.13%, 01/01/34	2,290	2,290,360
AMT, 5.38%, 01/01/43	23,510	23,517,666
AMT, 5.63%, 01/01/52	1,000	1,000,345
New Jersey Economic Development Authority, Refunding ARB
AMT, 5.00%, 10/01/37	8,200	8,266,685
AMT, 5.00%, 10/01/47	5,000	4,840,030
New Jersey Transportation Trust Fund Authority, RB
4.50%, 12/15/28(c)	1,615	1,690,503
5.25%, 12/15/32(c)	405	457,679
Series A, 5.00%, 06/15/30	4,250	4,302,369
New Jersey Turnpike Authority, RB
Series A, 5.00%, 01/01/34	2,500	2,551,076
Series A, 4.00%, 01/01/42	4,000	3,809,482
Series A, 4.00%, 01/01/51	11,790	10,630,322
Security	Par (000)	Value
Transportation (continued)
New Jersey Turnpike Authority, RB (continued)
Series B, 5.25%, 01/01/49	$5,980	$ 6,346,935
Series B, 5.25%, 01/01/54	2,400	2,502,903
New Jersey Turnpike Authority, Refunding RB
Series A, (AGM), 5.25%, 01/01/29	4,000	4,262,354
Series A, (BHAC-CR AGM), 5.25%, 01/01/29	500	535,250
Series A, (AGM), 5.25%, 01/01/30	4,000	4,318,685
Series A, 4.00%, 01/01/39	7,175	7,050,792
Series C, 5.00%, 01/01/43	3,500	3,693,179
Series D-2, (AGM), 5.25%, 01/01/26	9,330	9,453,291
South Jersey Transportation Authority, RB
Series A, (AGC-CR), 4.00%, 11/01/50	4,260	3,810,357
Series B-1, (BAM), 5.25%, 11/01/52	700	718,628
Series A, Subordinate, (BAM), 4.00%, 11/01/50	2,000	1,751,917
		122,942,032
Utilities — 5.6%
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	2,060	1,661,074
Series J, (AGM), 3.00%, 12/01/41	2,110	1,640,291
Series J, (AGM), 3.00%, 12/01/42	2,155	1,645,716
Series J, (AGM), 3.00%, 12/01/43	2,205	1,651,192
Series J, (AGM), 3.00%, 12/01/44	2,255	1,655,361
Series J, (AGM), 3.00%, 12/01/45	2,305	1,663,574
Rahway Valley Sewerage Authority, RB(d)
Series A, (NPFGC), 0.00%, 09/01/26	4,100	3,905,592
Series A, (NPFGC), 0.00%, 09/01/28	6,600	5,812,106
Series A, (NPFGC), 0.00%, 09/01/29	9,650	8,151,178
Series A, (NPFGC), 0.00%, 09/01/31	6,000	4,660,234
Series A, (NPFGC), 0.00%, 09/01/33	5,000	3,539,824
		35,986,142
Total Municipal Bonds in New Jersey		907,871,623
New York — 9.5%
State — 1.9%
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/50	8,030	8,282,734
Series A, 5.00%, 03/15/55	3,670	3,761,452
		12,044,186
Transportation — 7.6%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	6,000	6,009,055
AMT, 5.00%, 11/01/30	2,000	2,090,268
AMT, 5.00%, 11/01/33	1,030	1,060,445
AMT, 4.00%, 11/01/37	1,715	1,638,233
AMT, 4.00%, 09/01/38	1,085	1,010,354
Series 218, AMT, 5.00%, 11/01/32	3,105	3,208,515
Series 218, AMT, 4.00%, 11/01/47	835	720,213
Series 221, AMT, 4.00%, 07/15/40	1,500	1,360,031
Series 221, AMT, 4.00%, 07/15/45	1,975	1,703,845
Series 221, AMT, 4.00%, 07/15/50	4,415	3,659,420
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/47	2,720	2,736,416
AMT, 5.00%, 01/15/52	8,650	8,590,207
Series 206, AMT, 5.00%, 11/15/47	1,500	1,467,755
Series 223, AMT, 4.00%, 07/15/41	2,530	2,302,464

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Series 238, AMT, 5.00%, 07/15/39	$1,670	$ 1,731,617
Port Authority of New York & New Jersey, Refunding RB, Series 242, AMT, 5.00%, 12/01/53	10,205	10,135,698
		49,424,536
Total Municipal Bonds in New York		61,468,722
Pennsylvania — 3.2%
Transportation — 3.2%
Delaware River Joint Toll Bridge Commission, RB
5.00%, 07/01/42	2,460	2,501,156
5.00%, 07/01/47	5,625	5,669,340
Delaware River Port Authority, RB
5.00%, 01/01/37	7,330	7,335,651
5.00%, 01/01/40	5,000	5,003,868
Total Municipal Bonds in Pennsylvania		20,510,015
Puerto Rico — 4.5%
State — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,864	2,639,389
Series A-1, Restructured, 5.00%, 07/01/58	17,378	16,514,254
Series A-2, Restructured, 4.78%, 07/01/58	2,906	2,655,365
Series A-2, Restructured, 4.33%, 07/01/40	3,484	3,267,169
Series B-1, Restructured, 4.75%, 07/01/53	333	302,865
Series B-2, Restructured, 4.78%, 07/01/58	618	566,592
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	9,639	3,090,097
Total Municipal Bonds in Puerto Rico		29,035,731
Wisconsin — 1.2%
Education — 0.1%
Public Finance Authority, RB, 5.00%, 07/01/55(b)	785	704,033
Transportation — 1.1%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	3,600	3,696,202
Series A, AMT, Senior Lien, 5.75%, 07/01/49	3,500	3,601,974
		7,298,176
Total Municipal Bonds in Wisconsin		8,002,209
Total Municipal Bonds — 159.2% (Cost: $1,063,919,081)		1,030,033,364
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
New Jersey — 4.2%
State — 2.4%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	14,740	15,624,944
Security	Par (000)	Value
Utilities — 1.8%
Union County Utilities Authority, RB, Series A, 5.00%, 06/15/41	$11,685	$ 11,697,520
Total Municipal Bonds in New Jersey		27,322,464
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.2% (Cost: $26,689,512)		27,322,464
Total Long-Term Investments — 163.4% (Cost: $1,090,608,593)		1,057,355,828

	Shares
Short-Term Securities
	Money Market Funds — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(g)(h)	10,268,119	10,269,145
	Total Short-Term Securities — 1.6% (Cost: $10,268,995)	10,269,145
	Total Investments — 165.0% (Cost: $1,100,877,588)	1,067,624,973
	Other Assets Less Liabilities — 1.9%	13,178,841
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.6)%	(17,136,131)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (64.3)%	(416,440,993)
	Net Assets Applicable to Common Shares — 100.0%	$ 647,226,690

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 52,245,008	$ —	$ (41,975,862)(a)	$ —	$ (1)	$ 10,269,145	10,268,119	$ 635,501	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,030,033,364	$ —	$ 1,030,033,364
Municipal Bonds Transferred to Tender Option Bond Trusts	—	27,322,464	—	27,322,464
Short-Term Securities
Money Market Funds	10,269,145	—	—	10,269,145
	$10,269,145	$1,057,355,828	$—	$1,067,624,973
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(16,899,999)	$—	$(16,899,999)
VRDP Shares at Liquidation Value	—	(417,100,000)	—	(417,100,000)
	$—	$(433,999,999)	$—	$(433,999,999)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
Portfolio Abbreviation (continued)
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Portfolio Abbreviation (continued)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
Schedule of Investments